Commitments - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of Capital Commitments [line items]
Short term lease commitments	¥ 83	¥ (206)
Not later than one year [member]
Disclosure of Capital Commitments [line items]
Future lease payments	62
Later than one year and not later than five years [member]
Disclosure of Capital Commitments [line items]
Future lease payments	¥ 16